Liquidity, Financial Condition and Management's Plans - Additional Information (Detail)												3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2017 USD ($) shares	Mar. 06, 2017 USD ($)	Jan. 27, 2017 USD ($) shares	Dec. 22, 2016 USD ($)	Sep. 29, 2016 USD ($)	Jul. 05, 2016 USD ($)	Jun. 29, 2016 USD ($) $ / shares shares	Jan. 08, 2016 USD ($)	Oct. 15, 2015 USD ($)	Oct. 12, 2015 USD ($) closing	Jul. 24, 2015 USD ($)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2016 closing	Dec. 31, 2016 USD ($) closing shares	Dec. 31, 2015 USD ($)
Liquidity And Managements Plans [Line Items]
Net loss														$ (12,065,214)	$ (15,908,546)
Accumulated deficit														98,311,887	86,246,673
Positive (deficit) in working capital														2,100,000
Net cash used in operating activities														13,497,980	10,299,330
Value of common stock shares issued														70,102	293,573
Expenses related stock issuance														0	575,181
Proceeds from issuance of common stock														0	1,434,194
Subsequent event [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from issuance of common stock	$ 10,000,000
Essentialis, Inc. [Member]
Liquidity And Managements Plans [Line Items]
Amount of financing needed				$ 8,000,000
Essentialis, Inc. [Member] | Subsequent event [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from issuance of common stock	$ 8,000,000	$ 8,000,000
Series B Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of Series A Convertible Preferred														$ 13,479,185	0
Common stock on an as-converted basis (shares) | shares														1,000
Common Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Ownership interest (percent)							4.99%
Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of Series A Convertible Preferred														$ 5,070,339	4,230,150
Expenses related stock issuance														$ 71,493	$ 0
Repurchase of Series A Convertible Preferred shares (shares) | shares														7,780
Common stock on an as-converted basis (shares) | shares														2,220
Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement										$ 10,000,000
Number of closings | closing										2
Net proceeds from issuance of Series A Convertible Preferred								$ 5,000,000	$ 4,100,000
Expenses related stock issuance								$ 500,000	$ 400,000
Aspire Capital Fund, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement											$ 10,000,000.0
Purchase agreement term											24 months
Issuance of common stock (shares) | shares												506,585
Value of common stock shares issued												$ 1,400,000
Aspire Capital Fund, LLC [Member] | Subsequent event [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement			$ 17,000,000.0
Purchase agreement term			30 months
Issuance of common stock (shares) | shares	2,083,333		708,333
Proceeds from issuance of common stock	$ 2,000,000	$ 2,000,000	$ 2,000,000
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Aggregate amount of shares repurchased							$ 7,780,000
Common stock on an as-converted basis (shares) | shares							4,205,405
2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of closings | closing													2	2
Net proceeds from issuance of Series A Convertible Preferred					$ 4,400,000	$ 1,300,000
Expenses related stock issuance					$ 300,000	$ 100,000
2016 Sabby Purchase Agreement [Member] | Common Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Ownership interest (percent)							4.99%
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Repurchase of Series A Convertible Preferred shares (shares) | shares							7,780
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of Series A Convertible Preferred							$ 5,600,000
Repurchase of Series A Convertible Preferred shares (shares) | shares							7,780
2016 Sabby Purchase Agreement [Member] | Private Placement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Conversion price per share (in dollars per share) | $ / shares							$ 1.00
2016 Sabby Purchase Agreement [Member] | Private Placement [Member] | Series B Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement							$ 13,780,000
Number of shares issued in transaction | shares							13,780
2016 Sabby Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued upon conversion | shares							13,780,000